Provisions (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) plan	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Movements in allowances
As of January 1	€ 2,078	€ 818
Acquisitions through business combinations	6	1,243
Translation differences	(84)	41
Reclassifications	4
Charged to income statement:
Additional provisions	1,133	1,545
Changes in estimates	(240)	(374)
Total charged to income statement	893	1,171
Utilized during year	(1,009)	(1,195)
As December 31	€ 1,888	2,078	€ 818
Increase (decrease) from accounting change		98	93
Number of asbestos-related matters being defended | plan	350
Restructuring
Movements in allowances
As of January 1	€ 713	194
Acquisitions through business combinations		291
Translation differences	(13)	2
Charged to income statement:
Additional provisions	577	874
Changes in estimates	(55)	(123)
Total charged to income statement	522	751
Utilized during year	(500)	(525)
As December 31	722	713	194
Transfer of other provisions to accrued expenses	€ 56	62
Transfer of other provisions to inventory write-downs		7
Period of expected cash outflows	2 years
2016 cost savings plan
Charged to income statement:
As December 31	€ 596
Previously announced restructuring plan
Charged to income statement:
As December 31	126
Warranty
Movements in allowances
As of January 1	207	94
Acquisitions through business combinations		135
Translation differences	(10)	1
Charged to income statement:
Additional provisions	146	121
Changes in estimates	(56)	(38)
Total charged to income statement	90	83
Utilized during year	(77)	(106)
As December 31	€ 210	207	94
Period of expected cash outflows	18 months
Litigation
Movements in allowances
As of January 1	€ 183	69
Acquisitions through business combinations		100
Translation differences	(9)	22
Reclassifications	7	8
Charged to income statement:
Additional provisions	56	75
Changes in estimates	(30)	(31)
Total charged to income statement	26	44
Utilized during year	(77)	(60)
As December 31	130	183	69
Environmental
Movements in allowances
As of January 1	134	16
Acquisitions through business combinations		114
Translation differences	(11)	4
Reclassifications	(12)
Charged to income statement:
Additional provisions	14	28
Changes in estimates	(1)	(2)
Total charged to income statement	13	26
Utilized during year	(17)	(26)
As December 31	107	134	16
Project losses
Movements in allowances
As of January 1	131	62
Acquisitions through business combinations		180
Translation differences	(6)
Charged to income statement:
Additional provisions	8	44
Changes in estimates	(1)	(31)
Total charged to income statement	7	13
Utilized during year	(56)	(124)
As December 31	€ 76	131	62
Period of expected cash outflows	12 months
Divestment-related
Movements in allowances
As of January 1	€ 110	129
Acquisitions through business combinations		26
Translation differences	(8)	9
Reclassifications	(4)	(2)
Charged to income statement:
Additional provisions	15	16
Changes in estimates	(7)	(24)
Total charged to income statement	8	(8)
Utilized during year	(30)	(44)
As December 31	76	110	129
Material liability
Movements in allowances
As of January 1	77	29
Acquisitions through business combinations		31
Translation differences	(4)	2
Reclassifications	15	1
Charged to income statement:
Additional provisions	56	57
Changes in estimates	(38)	(21)
Total charged to income statement	18	36
Utilized during year	(40)	(22)
As December 31	€ 66	77	29
Period of expected cash outflows	12 months
Other provisions
Movements in allowances
As of January 1	€ 523	225
Acquisitions through business combinations	6	366
Translation differences	(23)	1
Reclassifications	(2)	(7)
Charged to income statement:
Additional provisions	261	330
Changes in estimates	(52)	(104)
Total charged to income statement	209	226
Utilized during year	(212)	(288)
As December 31	€ 501	523	€ 225
Transfer of other provisions to accrued expenses		€ 7
Period of expected cash outflows	2 years